Other non-current assets - Schedule of Other Non-Current Assets (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Schedule Of Other Non Current Assets Abstract
Long-term unamortized expenses	$ 1,721,878	$ 1,537,791
Deposits on Property and Equipment	1,591.667	0
Other non-current assets	$ 3,313,545	$ 1,537,791	$ 0